Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current liabilities
Seclude of other non-current liabilities

	As of December 31,
in 000€	2022	2021	2020
Advances received on contracts	—	1,500	—
Provisions	1,611	667	318
Other	—	—	80
Total	1,611	2,167	398